Stockholders' Equity (Details Textual) - USD ($)				1 Months Ended					9 Months Ended		12 Months Ended
	Apr. 07, 2016	Jan. 13, 2016	May 15, 2015	Feb. 23, 2017	Apr. 13, 2016	Jan. 25, 2016	Apr. 28, 2015	Sep. 19, 2014	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	May 29, 2015	Aug. 25, 2014	Jun. 30, 2014
Stockholders' Equity [Line Items]
Preferred Stock, Shares Authorized				1,000,000					1,000,000		1,000,000	1,000,000
Common Stock, Shares Authorized									175,000,000		175,000,000	175,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												26,691
Common Stock, Shares, Outstanding									89,118,510		89,109,410	77,205,410
Proceeds from Issuance of Common Stock									$ 0	$ 2,178,000	$ 6,220,000	$ 10,000,000
Proceeds from Warrant Exercises									$ 0	$ 1,009,000	1,009,000	867,000
Stock Issued During Period, Shares, New Issues					6,500,000
Stock Issued During Period, Value, New Issues					$ 4,043,000	$ 4,043,000					$ 6,220,000	$ 10,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0	$ 1.63			$ 1.38
Registration Common Stock											$ 15,000,000		$ 15,000,000
Common Stock, Par or Stated Value Per Share									$ 0.001		$ 0.001	$ 0.001
Class Of Warrants Or Rights Exercised											1,904,000	1,711,000
Stockholders [Member]
Stockholders' Equity [Line Items]
Stock Issued During Period, Shares, Other	6,500,000										6,500,000
Warrant [Member]
Stockholders' Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												75,000
Eastern Share Purchase Agreements [Member]
Stockholders' Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											120,000
Proceeds from Issuance of Common Stock											$ 64,000
Proceeds from Warrant Exercises						$ 945,000
Stock Issued During Period, Shares, New Issues						2,178,000
Stock Issued During Period, Value, New Issues						$ 2,177,000
Stock Issued During Period, Shares, Other		6,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.53
Stock Issued During Period, Shares, Acquisitions		3,500,000
Common Stock, Par or Stated Value Per Share		$ 0.622
Class Of Warrants Or Rights Exercised						1,784,000
Maximum Common Stock Percentage		38.00%
Eastern Share Purchase Agreements [Member] | Stockholders [Member]
Stockholders' Equity [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.622	$ 0.622
Aspire Capital Fund, LLC 2014 [Member]
Stockholders' Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											15,000,000
Sale of Stock, Price Per Share								$ 0.44			$ 0.44
Aggregate Common Stock Purchased			$ 15,000,000								$ 10,000,000			$ 10,000,000
Proceeds from Issuance of Common Stock							$ 10,000,000				$ 10,000,000
Floor Price Of Common Stock											$ 0.20
Stock Issued During Period, Shares, New Issues								1,136,354			681,818
Stock Issued During Period, Value, New Issues								$ 500,000
Percentage Of Commitment Fee On Total Proceeds											3.00%
Payments of Stock Issuance Costs											$ 300,000
Sale of Stock, Number of Shares Issued in Transaction											0.44
Percentage Of Aggregate Shares Of Company									35.00%		35.00%
Percentage Of Closing Price Of Common Stock									80.00%		80.00%
Percentage Of Volume Weighted Average Price									97.00%		97.00%
Stock Issued During Period, Shares, Other									150,000		150,000
Share Price									$ 0.40		$ 0.40
Aspire Capital Fund, LLC 2014 [Member] | November 2013 Private Placement Offering [Member]
Stockholders' Equity [Line Items]
Proceeds from Issuance of Common Stock											$ 500,000
Aspire Capital Fund, LLC 2014 [Member] | Registration Rights Agreement [Member]
Stockholders' Equity [Line Items]
Sale of Stock, Price Per Share											$ 0.44
Aspire Capital Fund, LLC 2015 [Member]
Stockholders' Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												1,636,000
Aggregate Common Stock Purchased			$ 15,000,000
Proceeds from Issuance of Common Stock												$ 867,000
Commitment Shares Issued During Period			450,000
Maximum Amount Available For Purchase Of Shares									$ 15,000,000		$ 15,000,000
Aspire Capital Fund, LLC 2015 [Member] | Aspirre Purchase Agreement 2015 [Member]
Stockholders' Equity [Line Items]
Percentage Of Common Stock Outstanding									0.00%		19.99%
Commitment Shares Issued During Period									450,000		450,000
Stock Issued During Period, Shares, Other									15,343,406		15,343,406
Aspire Capital Fund Llc [Member]
Stockholders' Equity [Line Items]
Stock Issued During Period, Value, New Issues			$ 500,000
Stock Issued During Period, Shares, Other			200,000
Additional Purchase Of Shares			2,000,000
Preferred Tracking Stock [Member]
Stockholders' Equity [Line Items]
Stock Issued During Period, Value, New Issues				$ 12,500,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Preferred Stock, Dividend Rate, Percentage									2.00%
Dividends Payable									$ 26,000
Convertible Preferred Stock, Shares Issued upon Conversion				29,990,000